Intangible Assets, net - Schedule of Intangible assets (Details)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 HKD ($)
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (58,915,632)	$ (7,512,832)	$ (58,904,560)
Less: impairment loss	(14,242,561)	(1,816,190)	(14,242,561)
Intangible assets, net	43,083	5,494	53,381
Software
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	227,080	28,957	227,080
Domain Name
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	62,860	8,016	62,086
Internally developed software
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 72,911,336	$ 9,297,543	$ 72,911,336